December 22, 2017

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	VANGUARD SCOTTSDALE FUNDS (THE TRUST)
FILE NO. 333-11763
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Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the Prospectus and Statement of Additional Information with respect to the above-referenced
Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,

Jaliya S. Faulkner
Senior Counsel
The Vanguard Group, Inc.